Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements (Detail) - Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Capital Lease Obligations [Abstract]
2016	$ 31,262	¥ 202,512
2017	26,889	174,180
2018	19,056	123,441
2019	10,948	70,919
2020 and thereafter	113,048	732,298
Total minimum lease payments	201,203	1,303,350
Less: amount representing interest	(90,122)	(583,792)
Present value of remaining minimum lease payments	$ 111,081	¥ 719,558